Allowance for expected credit losses - Schedule of adjustments to impairment allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ (870,816)	£ (846,753)
Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(312,280)	(306,215)
Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(15,661)	(15,118)
Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(87,602)	(88,607)
Allowance for expected credit losses
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,481	4,084
Allowance for expected credit losses | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,171	3,716
Allowance for expected credit losses | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	354	340
Allowance for expected credit losses | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	186
Allowance for expected credit losses | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(44)	(158)
Allowance for expected credit losses | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	3,481	4,084
Allowance for expected credit losses | Retail – UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	848	1,105	£ 1,207
Allowance for expected credit losses | Retail – UK mortgages | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	720	991
Allowance for expected credit losses | Retail – UK mortgages | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Retail – UK mortgages | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	61
Allowance for expected credit losses | Retail – UK mortgages | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	132	63
Allowance for expected credit losses | Retail – UK mortgages | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	852	1,115
Allowance for expected credit losses | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	579	699	666
Allowance for expected credit losses | Credit cards | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	681	703
Allowance for expected credit losses | Credit cards | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Credit cards | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	92
Allowance for expected credit losses | Credit cards | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(7)	15
Allowance for expected credit losses | Credit cards | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	674	810
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	882	887
Allowance for expected credit losses | Other | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	860	866
Allowance for expected credit losses | Other | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	33
Allowance for expected credit losses | Other | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	90	46
Allowance for expected credit losses | Other | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	950	945
Allowance for expected credit losses | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	882	1,022	£ 1,698
Allowance for expected credit losses | Commercial Banking | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	894	1,124
Allowance for expected credit losses | Commercial Banking | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	354	340
Allowance for expected credit losses | Commercial Banking | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Commercial Banking | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	(259)	(282)
Allowance for expected credit losses | Commercial Banking | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	989	1,182
Allowance for expected credit losses | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	4
Allowance for expected credit losses | Other | Modelled ECL £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	16	32
Allowance for expected credit losses | Other | Individually assessed £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Inflationary and interest rate risk £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Other £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	0	0
Allowance for expected credit losses | Other | Total £m
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total	£ 16	£ 32